Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]	The following table summarizes net revenue (in thousands):

	Year Ended December 31,
	2021	2020	2019
Disk systems	$908	$2,347	$3,086
Service	2,812	2,501	2,493
Total	$3,720	$4,848	$5,579

Revenue from External Customers by Geographic Areas [Table Text Block]	The following table summarizes net revenue by geographic area (in thousands):

	Year Ended December 31,
	2021	2020	2019
Americas	$3,720	$4,844	$5,023
EMEA	—	4	200
APAC	—	—	356
Total	$3,720	$4,848	$5,579